PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Schedule of movement in property and equipment
The movement in property and equipment for the six and three-month periods ended June 30 included the following:

	Six-month period		Three-month period
	2019	2018	2019	2018
Right-of-use assets upon adoption of IFRS 16 (Note 14)	2,023	—	—	—
Cost of acquired right-of-use assets	153	—	97	—
Cost of other acquired assets (excluding right-of-use assets)	746	647	354	333
Net book value of assets disposed	29	44	10	20